Risk Management - Additional Information (Detail) $ in Millions	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 1,000,000			$ (68,000,000)
Cash and cash equivalents	3,693,000,000		$ 3,399,000,000	2,873,000,000	$ 1,055,000,000	$ 873,000,000	$ 378,000,000
Uncommitted demand facilities	0			$ 0
Interest Rate, Foreign Exchange or Cross Currency Interest Rate Swap
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Notional value	$ 0
Trade Receivables | Credit risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Average expected credit loss rate	0.10%	0.10%		0.10%
Trade Receivables | Credit risk | Investment grade counterparties
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Number of days outstanding for accruals, joint operations, trade receivables and net investment in finance leases	60 days	60 days
Trade Receivables | Credit risk | Investment grade counterparties | Minimum
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	96.00%	96.00%
Foreign Exchange Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Fair value of derivative financial instruments net	$ 1,000,000
Notional value		$ 422